SHARE-BASED AND OTHER COMPENSATION PROGRAMS RESTRICTED AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Awards Plan [Line Items]
Share Based Compensation Expense	$ 194,000,000	$ 416,000,000	$ 199,000,000
Unvested restricted shares and holding units	19,000,000
Compensation Cost Not Yet Recognized	61,000,000
Share Based Compensation Equity Instruments Other Than Options Plan Activity [Abstract]
Fair Value of Awards Vested	58,000,000	24,000,000
Alliance Bernstein [Member]
Restricted Awards Plan [Line Items]
Share Based Compensation Expense	147,000,000	625,000,000	208,000,000
Unvested restricted shares and holding units	6,500,000	8,700,000
Restricted Stock Units (RSUs) [Member] | Parent [Member]
Restricted Awards Plan [Line Items]
Share Based Compensation Expense	13,000,000	378,000,000	149,000,000
Compensation Cost Recognition Period	4 years 0 months 0 days
Share Based Compensation Equity Instruments Other Than Options Plan Activity [Abstract]
Restricted Stock Nonvested Weighted Average Grant Date Fair Value Beginning of Period	$ 30.22
Units Granted Weighted Average Grant Date Fair Value	$ 13.23
Awards Vested Weighted Average Grant Date Fair Value	$ 30.93
Units Cancelled Weighted Average Grant Date Fair Value	$ 0
Restricted Stock Nonvested Weighted Average Grant Date Fair Value End of Period	$ 27.23	$ 30.22
Restricted Stock Nonvested Number Begining Balance	243,572
Award Units Granted In Period	27,218
Units Vested	93,789
Forfeited Units	0
Restricted Stock Nonvested Number Ending Balance	177,001	243,572
Fair Value of Awards Vested	$ 1,000,000	$ 2,000,000	$ 2,000,000